RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

12.  RIGHT-OF-USE ASSETS

Changes in the net carrying amount of right-of-use assets which mainly relate to leases of premises and vehicles, are as follows:

	2021	2020
Cost
Balance at beginning of year	$319.3	$271.6
Additions financed with lease obligations	50.9	67.5
Retirement and other	(17.4)	(19.8)
Balance at end of year	352.8	319.3

Accumulated depreciation
Balance at beginning of year	208.0	186.1
Depreciation	38.7	34.4
Retirement and other	(16.8)	(12.5)
Balance at end of year	229.9	208.0

Net carrying amount	$122.9	$111.3

The Corporation does not recognize right-of-use assets and lease liabilities for short-term leases and leases of low value assets.

The net carrying amount includes right-of-use assets with affiliated corporations of $17.5 million as of December 31, 2021 ($15.3 million as of December 31, 2020). The depreciation expense on leases with affiliated corporations was $3.9 million in 2021 ($3.8 million in 2020).